PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	December 31,
	2021	2020
Plant and equipment	$1,633	$1,316
Furniture and fixtures	245	248
Computer hardware and software	26	26
	1,904	1,590
Less: Accumulated depreciation	(1,102)	(908)
Property, plant and equipment, net	$802	$682